UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     GCore Capital Management LP

Address:  623 Fifth Avenue,
          32nd Floor
          New York, NY 10022

13F File Number: 028-13790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward Grinacoff
Title:  Chief Financial Officer
Phone:  (212) 407-7630


Signature, Place and Date of Signing:

/s/ Edward Grinacoff        New York, New York         August 16, 2010
--------------------        ------------------         ----------------
 [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $36,840
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

         028-13788                GCore Capital Corp.
         028-13789                GCore Capital Master Fund Ltd.


                                                        FORM 13F INFORMATION TABLE
                                                               June 30, 2010




COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6        COLUMN 7    COLUMN 8

                                                             VALUE    SHRS OR  SH/ PUT/   INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION      MNGRS   SOLE  SHARED  NONE
ACTIVISION BLIZZARD INC        COM              00507V109   1,836     175,000  SH         Shared-Defined  1,2     175,000
ADVANCED MICRO DEVICES INC     COM              007903107     271      37,000  SH         Shared-Defined  1,2      37,000
ALTERA CORP                    COM              021441100   1,377      55,500  SH         Shared-Defined  1,2      55,500
AMKOR TECHNOLOGY INC           COM              031652100     102      18,500  SH         Shared-Defined  1,2      18,500
ANALOG DEVICES INC             COM              032654105   1,546      55,500  SH         Shared-Defined  1,2      55,500
APPLIED MATLS INC              COM              038222105   2,891     240,500  SH         Shared-Defined  1,2     240,500
ATMEL CORP                     COM              049513104     355      74,000  SH         Shared-Defined  1,2      74,000
BROADCOM CORP                  CL A             111320107     915      27,750  SH         Shared-Defined  1,2      27,750
CISCO SYS INC                  COM              17275R102     213      10,000  SH         Shared-Defined  1,2      10,000
DANA HOLDING CORP              COM              235825205     500      50,000  SH         Shared-Defined  1,2      50,000
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     213       5,000  SH         Shared-Defined  1,2       5,000
GAMESTOP CORP NEW              CL A             36467W109     723      38,500  SH         Shared-Defined  1,2      38,500
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     142      15,000  SH         Shared-Defined  1,2      15,000
INTEL CORP                     COM              458140100   5,397     277,500  SH         Shared-Defined  1,2     277,500
INTERNATIONAL BUSINESS MACHS   COM              459200101   2,470      20,000  SH         Shared-Defined  1,2      20,000
INTERNATIONAL BUSINESS MACHS   COM              459200101   3,704      30,000  SH  PUT    Shared-Defined  1,2      30,000
KLA-TENCOR CORP                COM              482480100     774      27,750  SH         Shared-Defined  1,2      27,750
LSI CORPORATION                COM              502161102     213      46,250  SH         Shared-Defined  1,2      46,250
LINEAR TECHNOLOGY CORP         COM              535678106   1,286      46,250  SH         Shared-Defined  1,2      46,250
MATTEL INC                     COM              577081102     317      15,000  SH         Shared-Defined  1,2      15,000
MICRON TECHNOLOGY INC          COM              595112103     707      83,250  SH         Shared-Defined  1,2      83,250
NATIONAL SEMICONDUCTOR CORP    COM              637640103     747      55,500  SH         Shared-Defined  1,2      55,500
NETAPP INC                     COM              64110D104   1,866      50,000  SH  PUT    Shared-Defined  1,2      50,000
NOVELLUS SYS INC               COM              670008101     469      18,500  SH         Shared-Defined  1,2      18,500
SANDISK CORP                   COM              80004C101     778      18,500  SH         Shared-Defined  1,2      18,500
TERADYNE INC                   COM              880770102     271      27,750  SH         Shared-Defined  1,2      27,750
TEXAS INSTRS INC               COM              882508104   4,737     203,500  SH         Shared-Defined  1,2     203,500
UNITED RENTALS INC             COM              911363109     256      27,500  SH         Shared-Defined  1,2      27,500
WESTERN UN CO                  COM              959802109     596      40,000  SH         Shared-Defined  1,2      40,000
XILINX INC                     COM              983919101   1,168      46,250  SH         Shared-Defined  1,2      46,250


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